Income Tax	12 Months Ended
Dec. 31, 2025
Income Tax [Abstract]
INCOME TAX

24. INCOME TAX

a) Income tax

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

Hong Kong S.A.R.

Under the current Hong Kong S.A.R. Inland Revenue Ordinance, the Company’s Hong Kong S.A.R. subsidiary is subject to Hong Kong S.A.R. profits tax at the rate of 16.5% on its taxable income generated from the operations in Hong Kong S.A.R. The first HK$2.0 million of assessable profits earned by a company will be taxed at 8.25% whilst the remaining profits will continue to be taxed at 16.5%. There is an anti-fragmentation measure where each Company will have to nominate only one company in the Company to benefit from the progressive rates. Payments of dividends by the Hong Kong S.A.R. subsidiary to the Company is not subject to withholding tax in Hong Kong S.A.R.

The PRC

The Company’s PRC subsidiaries and the VIEs are subject to the PRC Enterprise Income Tax Law (“EIT Law”), which was effective since January 1, 2008. In accordance with EIT Law, the statutory income tax rate of 25%, unless a preferential EIT rate is otherwise stipulated.

Under the EIT Law and its implementation rules, an enterprise established outside China with a “place of effective management” within China is considered a China resident enterprise for Chinese enterprise income tax purposes. A China resident enterprise is generally subject to certain Chinese tax reporting obligations and a uniform 25% enterprise income tax rate on its worldwide income. The implementation rules to the New EIT Law provide that non-resident legal entities are considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc., occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Company does not believe that the legal entities organized outside the PRC should be treated as residents for 2008 EIT law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC are deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income tax at a rate of 25%.

Dividends paid to non-PRC-resident corporate investor from profits earned by the PRC subsidiaries after January 1, 2008 would be subject to a withholding tax. The EIT law and its relevant regulations impose a withholding tax at 10%, unless reduced by a tax treaty or agreement, for dividends distributed by a PRC-resident enterprise to its non-PRC-resident corporate investor for earnings generated beginning on January 1, 2008.

As of December 31, 2023, 2024 and 2025, there were no retained earnings from consolidated level of all the PRC subsidiaries. And thus, the Company has not provided for deferred tax liabilities on undistributed earnings.

The Company’s loss before income taxes by jurisdiction consisted of:

	For the Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Chinese mainland	(26,949,379)	19,018,092	46,592,728
Hong Kong	(22,030,473)	(19,952,560)	(17,857,777)
Cayman Islands	(101,652,195)	(102,862,712)	(348,543,345)
United States	(6,338,875)	(46,050,241)	(3,531,725)

Total	(156,970,922)	(149,847,421)	(323,340,119)

For the years ended December 31, 2023, 2024 and 2025, the current income tax expense and deferred income tax benefit which are included in the consolidated financial statements are as follows:

	For the Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Current tax expense	6,260,574	12,317,379	17,196,577
Deferred tax benefit	(1,255,808)	(5,173,726)	(2,533,484)

Total	5,004,766	7,143,653	14,663,093

Reconciliations of the differences between statutory income tax rates and the Company’s effective income tax rate for the years ended December 31, 2023, 2024 and 2025 are as follows, respectively:

	For the Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Loss before income tax expense	(156,970,922)	(149,847,421)	(323,340,119)
PRC statutory tax rate	25%	25%	25%
Income taxes benefit computed at the statutory income tax rates	(39,242,730)	(37,461,855)	(80,835,030)
Effect of income tax rate difference in other jurisdictions	26,893,417	27,459,104	88,364,067
Non-deductible expenses	3,454,770	1,575,644	128,282
Change in valuation allowance on deferred tax assets	13,899,309	15,570,760	7,005,774

Total	5,004,766	7,143,653	14,663,093

b) Deferred tax assets and deferred tax liabilities

	As of December 31,
	2023	2024	2025
	RMB	RMB	RMB
Deferred tax assets:
Net operating loss carry forwards	48,654,043	36,324,122	32,247,953
Operating lease liabilities	603,937	513,936	563,003
Less: Valuation allowance	(49,257,980)	(36,838,058)	(32,810,956)

Total deferred tax assets, net	-	-	-

Deferred tax liabilities:
Acquired intangible assets	(3,827,489)	(3,798,357)	(1,264,873)

Total deferred tax liabilities, net	(3,827,489)	(3,798,357)	(1,264,873)

Deferred tax liabilities, net	(3,827,489)	(3,798,357)	(1,264,873)

As of December 31, 2023, 2024 and 2025, the Company had net operating loss carry forwards of approximately RMB89.2 million, RMB97.3 million and RMB113.8 million (US$16.2 million), respectively, attributable to the Hong Kong subsidiaries. The cumulative tax losses for entities in Hong Kong will not expire under the current tax legislation.

As of December 31, 2023, 2024 and 2025, the Company had net operating loss carry forwards of approximately RMB135.7 million, RMB81.1 million and RMB53.9 million (US$7.7 million), respectively, attributable to the PRC subsidiaries and the VIEs. The loss carried forward of the PRC companies will expire during the following periods from 2025 to 2031.

	As of December 31,
	2023	2024	2025
	RMB	RMB	RMB
2025	60,945,797	-	-
2026	37,302,210	37,302,210	-
2027	23,478,321	23,478,321	23,478,321
2028	7,606,115	7,606,115	7,606,115
2029	6,393,258	6,393,258	6,393,258
2030	-	6,318,927	6,318,928
2031	-	-	10,069,546

Total	135,725,701	81,098,831	53,866,168

The Company offsets deferred tax assets and liabilities pertaining to a particular tax-paying component of the Group within a particular jurisdiction.

	As of December 31,
	2024	2025
	RMB	RMB
Classification in the consolidated balance sheets:
Deferred tax assets, net	-	-
Deferred tax liabilities, net	3,798,357	1,264,873

A valuation allowance is provided against deferred income tax assets when the Company determines that it is more likely than not that the deferred income tax assets will not be utilized in the foreseeable future. In making such determination, the Company evaluates a variety of factors including the Company’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.

As of December 31, 2023, 2024 and 2025, the valuation allowances of RMB49,257,980, RMB36,838,058 and RMB32,810,956 (US$4.7 million) were related to the deferred income tax assets of the PRC entities which were in loss position. Since these entities have incurred accumulated net operating losses for income tax purposes since their inception, all deferred tax assets of the Company are recognized and a valuation allowance is recognized to the extent that it is more likely than not that the deferred tax assets will not be realized as of December 31, 2023, 2024 and 2025.

Changes in valuation allowance are as follows:

	As of December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at the beginning of the year	52,114,383	49,257,980	36,838,058
Decreases	(2,856,403)	(12,419,922)	(4,027,102)

Balance at the end of the year	49,257,980	36,838,058	32,810,956

c) Uncertain Tax Positions

The benefits of uncertain tax positions are recorded in the Company’s consolidated financial statements only after determining a more-likely-than-not probability that the uncertain tax positions will sustain, if examined by taxing authorities.

As of December 31, 2023, 2024 and 2025, the amounts of unrecognized tax benefits were nil, nil and nil respectively, which would affect the Company’s effective income tax rate.

A reconciliation of unrecognized tax benefits from continuing operations is as follows:

	As of December 31,
	2023	2024	2025
	RMB	RMB	RMB
Unrecognized tax benefits, beginning of year	3,417,532	-	-
Decrease	(3,417,532)	-	-

Unrecognized tax benefits, end of year	-	-	-

The Company classifies interest and penalties related to uncertain tax benefits as interest expense and general and administrative expense, respectively.

The Company recognizes the benefit of positions taken or expected to be taken in tax returns in the financial statements when it is more-likely-than-not that the position would be sustained upon examination by tax authorities. A recognized tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement.

Due to uncertainties under the tax law, positions taken on tax returns may be challenged and ultimately disallowed by taxing authorities. Accordingly, it may not be appropriate to reflect a position taken on the tax return when the outcome of that tax position is uncertain. The unrecognized tax benefits balances, if recognized upon audit settlement or statute expiration, would affect the effective tax rate. The Company is currently unable to provide an estimate of a range of total amount of unrecognized tax benefits that is reasonably possible to change significantly within the next twelve months.

According to the PRC Tax Administration and Collection Law, the statute of limitation is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitation is extended to five years under special circumstances where the underpayment of taxes is more than RMB0.1 million. In the case of transfer pricing issues, the statute of limitation is 10 years. There is no statute of limitation in the case of tax evasion. The income tax returns of the Company’s PRC subsidiary and the VIEs for the years from 2017 to 2023 are open to examination by the PRC tax authorities.